Summary of Significant Accounting Principles and Practices - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)	Jan. 01, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Cash and Cash Equivalents
Cash and cash equivalents and short-term investments			$ 928.0			$ 828.0
Restricted cash and investments, current			110.0			91.0
Operating funds in U.K.	£ 42.7		55.5		£ 42.7	53.9
Fiduciary Assets and Liabilities
Premium trust balances			5,200.0			3,900.0
Allowance for Doubtful Accounts
Allowance for doubtful accounts			70.0			$ 62.0		$ 59.0	$ 56.0
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Operating lease right-of-use assets			929.0
Present value of lease liabilities			$ 1,130.0
Adoption of new accounting guidance							$ 492.0
Buildings
Fixed Assets
Fixed assets, original life, weighted-average	35 years
Automobiles
Fixed Assets
Fixed assets, original life, weighted-average	6 years
Minimum | Software
Fixed Assets
Fixed assets, original life, weighted-average	4 years
Minimum | Furniture, fixtures and equipment
Fixed Assets
Fixed assets, original life, weighted-average	4 years
Minimum | Computer equipment
Fixed Assets
Fixed assets, original life, weighted-average	4 years
Maximum | Software
Fixed Assets
Fixed assets, original life, weighted-average	7 years
Maximum | Leasehold improvements
Fixed Assets
Fixed assets, original life, weighted-average	10 years
Maximum | Furniture, fixtures and equipment
Fixed Assets
Fixed assets, original life, weighted-average	10 years
Maximum | Computer equipment
Fixed Assets
Fixed assets, original life, weighted-average	6 years
Accounting Standards Update 2016-02
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Operating lease right-of-use assets				$ 1,100.0
Present value of lease liabilities				$ 1,300.0
Accounting Standards Update 2014-09
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Adoption of new accounting guidance							$ 507.0
Accounting Standards Update 2016-13 | Subsequent Event
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Adoption of new accounting guidance		$ 10.0
Tradenames | Minimum
Goodwill and Intangible Assets
Useful life of finite-lived intangible assets	1 year
Tradenames | Maximum
Goodwill and Intangible Assets
Useful life of finite-lived intangible assets	3 years
Customer related and contract based | Minimum
Goodwill and Intangible Assets
Useful life of finite-lived intangible assets	7 years
Customer related and contract based | Maximum
Goodwill and Intangible Assets
Useful life of finite-lived intangible assets	20 years
Technology | Minimum
Goodwill and Intangible Assets
Useful life of finite-lived intangible assets	5 years
Technology | Maximum
Goodwill and Intangible Assets
Useful life of finite-lived intangible assets	7 years